Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
22.

SUBSEQUENT EVENTS

Exercise of warrants

As a result of the private placements that closed on February 14, 2020, February 25, 2020, and March 2, 2020, the Company issued to several investors warrants to purchase 1,373,750 of the Company’s Class A common shares. In late January 2021, 1,255,000 of these warrants were exercised resulting in aggregate cash proceeds to the Company of $6.8 million and leaving 118,750 warrants that remain outstanding.